SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED IN PROFIT OR LOSS (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation expense of right-of-use assets	$ 39	$ 72
Interest expense on lease liabilities	51	47
Foreign Exchange different	16	(35)
Expense relating to short-term leases
Total amount recognized in profit or loss	$ 106	$ 84